Asset Retirement Obligation (Asset Retirement Obligation Transactions) (Q3) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Asset Retirement Obligation [Abstract]
Balance	$ 1,998	$ 2,179	$ 2,179	$ 2,270
Accretion expense	94	$ 100	132	141
Liabilities incurred			12	7
Liabilities settled			(83)	(41)
Liabilities relieved - sold properties	(63)		(55)
Balance	$ 2,029		$ 1,998	$ 2,179